Consolidated income statements - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Profit (loss) [abstract]
Net sales		€ 37,761	€ 36,041	[1]	€ 36,126	[1]
Other revenues		1,414	1,328	[1]	1,505	[1]
Cost of sales		(12,255)	(12,159)	[1]	(11,979)	[1]
Gross profit		26,920	25,210	[1]	25,652	[1]
Research and development expenses		(5,692)	(5,530)	[1]	(6,020)	[1]
Selling and general expenses		(9,555)	(9,391)	[1]	(9,884)	[1]
Other operating income		859	697	[1]	783	[1]
Other operating expenses		(1,805)	(1,415)	[1]	(1,207)	[1]
Amortization of intangible assets		(1,580)	(1,681)	[1]	(2,146)	[1]
Impairment of intangible assets		(192)	(330)	[1]	(3,604)	[1]
Fair value remeasurement of contingent consideration		(4)	124	[1]	238	[1]
Restructuring costs and similar items		(820)	(1,089)	[1]	(1,088)	[1]
Other gains and losses, and litigation		(5)	136	[1]	327	[1]
Gain on Regeneron investment arising from transaction of May 29, 2020		0	7,382	[1]	0	[1]
Operating income		8,126	14,113	[1]	3,051	[1]
Financial expenses		(368)	(388)	[1]	(440)	[1]
Financial income		40	53	[1]	141	[1]
Income before tax and investments accounted for using the equity method		7,798	13,778	[1]	2,752	[1]
Income tax expense		(1,558)	(1,807)	[1]	(121)	[1]
Share of profit/(loss) from investments accounted for using the equity method		39	359	[1]	255	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business		6,279	12,330	[1]	2,886	[1]
Net (income)/loss of the exchanged/held-for-exchange Animal Health business	[2]	0	0	[3]	(101)	[3]
Net income		6,279	12,330	[4]	2,785	[5]
Net income attributable to non-controlling interests		56	36	[4]	31	[3]
Net income attributable to equity holders of Sanofi		€ 6,223	€ 12,294	[1]	€ 2,754	[1]
Average number of shares outstanding (in shares)		1,252.5	1,253.6	[1]	1,249.9	[1]
Average number of shares after dilution (in shares)		1,257.9	1,260.1	[1]	1,257.1	[1]
Basic earnings per share (in euros per share)		€ 4.97	€ 9.81	[1]	€ 2.20	[1]
Basic earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)		4.97	9.81	[1]	2.28	[1]
Diluted earnings per share (in euros per share)		4.95	9.76	[1]	2.19	[1]
Diluted earnings per share excluding the exchanged/held-for-exchange Animal Health business (in euros per share)		€ 4.95	€ 9.76	[1]	€ 2.27	[1]

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Net income/losses arising from the divestment of the Animal Health business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[4]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[5]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.